Revenue (Details Narrative) (10-K) - One Customer [Member]	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Sales Revenue [Member]
Concentration risk percentage		100.00%	0.00%
Accounts Receivable [Member]
Concentration risk percentage	100.00%	99.00%	0.00%